[UBS Global Asset Management logo]

All-American Term Trust Inc.

Semiannual Report

July 31, 2002

All-American Term Trust Inc.

Dear Shareholder,                                             September 13, 2002

We present you with the semi-annual report for the All-American Term Trust Inc. for the six-months ended July 31, 2002.

Q&A With Portfolio Managers Thomas Pappas and Timothy Smith

Q. How did the Trust perform during the six-months ended July 31, 2002?

A. All-American Term Trust Inc. returned 0.82% on a net asset value basis versus the 1.49% return of its benchmark, a specific issue Treasury 4.75% due January 31, 2003, during the same period. (On February 1, 2002, the Trust's benchmark was changed from the Lehman Brothers 1-3 Year Government/Corporate Index. Over the review period, the Lehman Index returned 3.53%.)

Q. Can you describe the economic and fixed-income environment during the reporting period?

A. During the six-months ended July 31, 2002, the Federal Reserve Board (the "Fed") kept short-term interest rates steady at 1.75%, since it believed the forces of growth and inflation were balanced. Economic fundamentals during the period pointed to an economy on the mend. However, weakness in the corporate bond and equity markets have overwhelmed all else, pushing Treasury yields lower across the maturity spectrum.

[begin sidebar]

     All-American Term Trust Inc.

     Investment Goal:

     High level of current income,
     consistent with capital
     preservation. The Trust will
     terminate on or about
     December 31, 2002.


     Portfolio
     Managers/Subadvisor:

     Thomas L. Pappas
     Timothy E. Smith
     Wellington Management
     Company, LLP


     Commencement:

     March 1, 1993


     NYSE Symbol:

     AAT


     Dividend Payments:

     Monthly

[end sidebar]


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2                                                    UBS Global Asset Management

All-American Term Trust Inc.

   Credit deterioration also affected the bond markets. Individual companies saw their credit ratings decline due to weakening economic conditions and corporate accounting issues. As a result, investors were cautious about having too much exposure to this sector in their portfolios.

Q. How did falling rates and the weak corporate credit market affect the Trust's performance?

A. During the six months ended July 31, 2002, corporate issues and mortgage-backed securities, in which the bulk of the Trust's assets are invested, underperformed Treasuries. In addition, the Trust's duration was kept shorter than its peers in part due to the upcoming maturity date, and this also detracted from relative performance versus the benchmark.

Q. How did you position the Trust during the period?

A. Since the Trust's December 31, 2002 liquidation date is approaching, we shortened the duration and continued to focus on short-term quality holdings. We continue to favor finance, utilities, and mortgage-backed securities. During the period, purchases included Morgan Stanley (1.4%) and Household Finance (0.4%) in the finance sector.* However, as December 31, 2002 draws closer, it will become increasingly difficult to reinvest cash in securities that are suitable for the Trust. Therefore, we'll continue to invest in securities that are commensurate with the Trust's maturity date.

Q. What is your outlook for the economy and fixed income markets for the coming period?

A. We believe that the near term outlook for the U.S. economy will be fair. We expect fiscal and monetary easing to stimulate domestic demand later in the year. Investment-grade bond yield spreads continue to be substantially wider than their historic averages and should outperform other parts of the bond market. Until confidence in the economy is restored and capital and liquidity return to the corporate sector, it is difficult to forecast that the Fed will consider raising short-term interest rates.



* Weightings represent percentages of net assets as of July 31, 2002. The Trust is actively managed and its composition will vary over time.


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UBS Global Asset Management                                                    3

All-American Term Trust Inc.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on All-American Term Trust Inc. or UBS Funds,* please contact your financial advisor or visit us at www.ubs.com


Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
All-American Term Trust Inc.


/s/ Thomas L. Pappas

Thomas L. Pappas
Portfolio Manager, All-American Term Trust Inc.
Wellington Management Company, LLP


/s/ Timothy E. Smith

Timothy E. Smith
Portfolio Manager, All-American Term Trust Inc.
Wellington Management Company, LLP


This letter is intended to assist shareholders in understanding how the Trust performed during the six-months ended July 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.



* Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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4                                                    UBS Global Asset Management

All-American Term Trust Inc.

Performance and Portfolio Review
--------------------------------------------------------------------------------
Average Annual Returns, Periods Ended 7/31/02



                                                                                        Since Inception
                                                        6 Months    1 Year    5 Years       3/1/93*
=======================================================================================================
Net Asset Value Returns                                    0.82%      1.05%     1.86%         4.60%
-------------------------------------------------------------------------------------------------------
Market Price Returns                                       1.09       2.48      4.03          5.06
-------------------------------------------------------------------------------------------------------
Specific Issue Treasury 4.75% due January 31, 2003**       1.49       4.72      N/A           N/A
-------------------------------------------------------------------------------------------------------
Lehman 1-3 Year Government/Credit Index                    3.53       7.01      6.59          6.02
-------------------------------------------------------------------------------------------------------

 * Index return is as of nearest month-end of Fund inception: February 28, 1993.

** The Fund's benchmark as of February 1, 2002.

Returns do not reflect any commissions and are not representative of the performance of an individual investment. The Trust's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. Past performance is no guarantee of future results. NAV and market price returns for periods of less than one year are cumulative. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates.


Share Price, Dividend and Yield                       7/31/02
=============================================================
Net Asset Value                                      $12.20
-------------------------------------------------------------
Market Price                                         $12.10
-------------------------------------------------------------
July 2002 Dividend                                   $ 0.0350
-------------------------------------------------------------
Market Yield                                           3.47%
-------------------------------------------------------------
NAV Yield                                              3.44%
-------------------------------------------------------------
IPO Yield                                              2.80%
-------------------------------------------------------------

Market yield is calculated by multiplying the July dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the July dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the July dividend by 12 and dividing by the initial public offering price. Prices and yields will vary. The Trust is actively managed and its portfolio composition will vary over time.


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UBS Global Asset Management                                                  5

All-American Term Trust Inc.

Portfolio Statistics
--------------------------------------------------------------------------------

Portfolio Characteristics*      7/31/02        1/31/02
========================================================
Weighted Average Maturity       0.8 yrs.       1.3 yrs.
--------------------------------------------------------
Weighted Average Duration       0.4 yrs.       0.8 yrs.
--------------------------------------------------------
Net Assets ($mm)                $143.4         $147.5
--------------------------------------------------------


Portfolio Composition*                 7/31/02                                              1/31/02
======================================================================================================
Investment Grade Corporates             57.6%    Investment Grade Corporates                 71.6%
------------------------------------------------------------------------------------------------------
U.S. Mortgage-Backed Securities         23.3     U.S. Mortgage-Backed Securities             11.6
------------------------------------------------------------------------------------------------------
Noninvestment Grade Corporates           8.7     Asset-Backed Securities                      7.8
------------------------------------------------------------------------------------------------------
Asset-Backed Securities                  8.0     Noninvestment Grade Corporates               6.8
------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities    2.0     Other Assets in Excess of Liabilities        1.3
------------------------------------------------------------------------------------------------------
Cash Equivalents                         0.4     Cash Equivalents                             0.9
------------------------------------------------------------------------------------------------------
Total                                  100.0%    Total                                      100.0%


Top Five Sectors*                  7/31/02                                        1/31/02
==========================================================================================
Financials                           31.7%    Financials                            25.6%
------------------------------------------------------------------------------------------
U.S. Mortgage-Backed Securities      23.3     Energy/Utilities                      13.7
------------------------------------------------------------------------------------------
Energy/Utilities                     11.8     U.S. Mortgage-Backed Securities       11.6
------------------------------------------------------------------------------------------
Asset-Backed Securities               8.0     Cable/Media                            8.9
------------------------------------------------------------------------------------------
Cable/Media                           7.7     Asset-Backed Securities                7.8
------------------------------------------------------------------------------------------
Total                                82.5%                                          67.6%


Credit Quality*                          7/31/02                                              1/31/02
======================================================================================================
AAA                                        11.7%    AAA                                         11.2%
------------------------------------------------------------------------------------------------------
AA                                          5.0     AA                                           1.9
------------------------------------------------------------------------------------------------------
A                                          27.5     A                                           25.1
------------------------------------------------------------------------------------------------------
BBB                                        21.8     BBB                                         42.1
------------------------------------------------------------------------------------------------------
BB                                          5.2     BB                                           4.0
------------------------------------------------------------------------------------------------------
Treasury/Agency                            23.3     B                                            2.8
------------------------------------------------------------------------------------------------------
Non-Rated                                   3.5     Treasury/Agency                             11.6
------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities       2.0     Other Assets in Excess of Liabilities        1.3
------------------------------------------------------------------------------------------------------
Total                                     100.0%    Total                                      100.0%

* Weightings represent percentages of net assets as of the dates indicated. The Trust is actively managed and its composition will vary over time.


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6                                                    UBS Global Asset Management

All-American Term Trust Inc.

Portfolio of Investments -- July 31, 2002 (unaudited)

Principal
 Amount                                             Maturity      Interest
 (000)                                               Dates         Rates            Value
------------------------------------------------------------------------------------------
U.S. Government Agency Obligation--1.43%
------------------------------------------------------------------------------------------
$ 2,000     Federal Farm Credit Bank
              (cost--$2,039,375)                    01/13/03       6.750%       $2,044,230
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation Certificates--6.10%
------------------------------------------------------------------------------------------
    539     FHLMC                                   06/01/03       6.000           550,007
------------------------------------------------------------------------------------------
  7,965     FHLMC ARM                               02/01/22       5.939         8,199,783
------------------------------------------------------------------------------------------
Total Federal Home Loan Mortgage Corporation
  Certificates (cost--$8,763,217)                                                8,749,790
------------------------------------------------------------------------------------------
Federal National Mortgage Association Certificates--5.34%
------------------------------------------------------------------------------------------
  3,400     FNMA                                    01/28/03 to    2.250 to
                                                    04/15/03       5.750         3,443,034
------------------------------------------------------------------------------------------
  4,067     FNMA ARM                                11/01/23       5.992         4,217,826
------------------------------------------------------------------------------------------
Total Federal National Mortgage Association Certificates
  (cost--$7,571,346)                                                             7,660,860
------------------------------------------------------------------------------------------
Collateralized Mortgage Obligation--0.11%
------------------------------------------------------------------------------------------
  1,473     FNMA Trust 1993-41, Class H*
              (cost--$143,602)                      03/25/23       7.000           154,831
------------------------------------------------------------------------------------------
Corporate Bonds--66.33%
------------------------------------------------------------------------------------------
  Automotive--0.70%
  1,000     Hertz Corp.                             01/15/03       6.000         1,003,223
------------------------------------------------------------------------------------------
  Banking--5.41%
  2,250     Bank One Corp. MTN                      10/01/02       6.375         2,265,543
------------------------------------------------------------------------------------------
  1,300     Popular N.A., Inc. MTN                  10/27/02       6.625         1,312,433
------------------------------------------------------------------------------------------
  2,300     Providian National Bank                 03/15/03       6.700         2,146,266
------------------------------------------------------------------------------------------
  2,000     Wachovia Corp.                          11/15/02       8.000         2,031,300
------------------------------------------------------------------------------------------
                                                                                 7,755,542
------------------------------------------------------------------------------------------
  Broker/Dealer--2.85%
  2,000     Goldman Sachs Group, Inc. MTN**         02/01/03       6.250         2,041,892
------------------------------------------------------------------------------------------
  2,000     Morgan Stanley & Co.                    01/15/03       7.125         2,044,582
------------------------------------------------------------------------------------------
                                                                                 4,086,474
------------------------------------------------------------------------------------------
  Cable--1.39%
  2,000     Tele-Communications, Inc.               01/15/03       8.250         2,000,448
------------------------------------------------------------------------------------------
  Chemicals--1.78%
  2,500     Praxair, Inc.                           03/01/03       6.750         2,550,675
------------------------------------------------------------------------------------------
  Communications/Satellite--1.86%
  1,700     PanAmSat Corp.                          01/15/03       6.000         1,673,868
------------------------------------------------------------------------------------------
  1,000     Raytheon Co.                            08/15/02       6.450         1,001,207
------------------------------------------------------------------------------------------
                                                                                 2,675,075
------------------------------------------------------------------------------------------
  Energy--1.41%
  2,000     ENSERCH Corp.                           01/01/03       6.250         2,019,788
------------------------------------------------------------------------------------------
  Finance--17.20%
    200     American General Finance Corp.          01/15/03       5.900           202,734
------------------------------------------------------------------------------------------
  2,750     Associates Corp. N.A.                   04/15/03       6.000         2,826,384
------------------------------------------------------------------------------------------
  2,000     Caterpillar Financial Services Corp.    01/15/03       7.930         2,046,300
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

All-American Term Trust Inc.

Portfolio of Investments -- July 31, 2002 (unaudited)

                      Principal
                       Amount                             Maturity      Interest
                        (000)                              Dates         Rates        Value
----------------------------------------------------------------------------------------------
Corporate Bonds--(continued)
----------------------------------------------------------------------------------------------
 Finance--(concluded)
$ 2,645     Countrywide Funding Corp. MTN                01/15/03        6.280%    $ 2,683,987
----------------------------------------------------------------------------------------------
  2,500     Ford Motor Credit Co.                        01/15/03        7.500       2,544,365
----------------------------------------------------------------------------------------------
  4,000     General Motors Acceptance Corp.              01/22/03        5.875       4,050,084
----------------------------------------------------------------------------------------------
  4,747     Heller Financial, Inc.                       08/23/02 to     6.400 to
                                                         01/15/03        7.500       4,804,495
----------------------------------------------------------------------------------------------
    500     Household Finance Corp.                      01/15/03        7.625         511,306
----------------------------------------------------------------------------------------------
  2,500     MBNA Corp. MTN                               11/15/02        6.875       2,526,050
----------------------------------------------------------------------------------------------
  2,500     Private Export Funding Corp.                 01/14/03        1.770       2,479,596
----------------------------------------------------------------------------------------------
                                                                                    24,675,301
----------------------------------------------------------------------------------------------
 Food & Beverage--2.46%
  1,500     Coca-Cola Enterprises, Inc.                  01/21/03        1.770       1,487,241
----------------------------------------------------------------------------------------------
  2,000     Kellogg Co.                                  04/01/03        5.500       2,035,010
----------------------------------------------------------------------------------------------
                                                                                     3,522,251
----------------------------------------------------------------------------------------------
 Food/Retail--3.36%
  2,250     ConAgra Foods, Inc.                          10/15/02        5.500       2,261,857
----------------------------------------------------------------------------------------------
  2,500     Fred Meyer, Inc.                             03/01/03        7.150       2,553,150
----------------------------------------------------------------------------------------------
                                                                                     4,815,007
----------------------------------------------------------------------------------------------
 Insurance--5.86%
  2,500     Aon Corp.                                    10/01/02        7.400       2,513,625
----------------------------------------------------------------------------------------------
  1,500     CIGNA Corp.                                  01/15/03        7.400       1,535,316
----------------------------------------------------------------------------------------------
  2,025     Hartford Financial Services Group, Inc.      11/01/02        6.375       2,041,312
----------------------------------------------------------------------------------------------
  2,250     Prudential Insurance Co. of America **       04/15/03        6.875       2,308,745
----------------------------------------------------------------------------------------------
                                                                                     8,398,998
----------------------------------------------------------------------------------------------
 Media--1.77%
  2,500     Viacom, Inc.                                 01/15/03        6.750       2,545,360
----------------------------------------------------------------------------------------------
 Retail--1.41%
  2,000     Federated Department Stores, Inc.            10/15/02        8.125       2,019,608
----------------------------------------------------------------------------------------------
 Service--1.86%
  2,670     Browning Ferris Industries, Inc.             01/15/03        6.100       2,635,880
----------------------------------------------------------------------------------------------
  1,000     Premier Graphics, Inc. (1)                   12/01/05       11.500          31,250
----------------------------------------------------------------------------------------------
                                                                                     2,667,130
----------------------------------------------------------------------------------------------
 Steel/Oil--5.61%
  1,500     Conoco, Inc.                                 10/15/02        2.630       1,501,567
----------------------------------------------------------------------------------------------
  2,000     Transocean Sedco Forex, Inc.                 04/15/03        6.500       2,044,094
----------------------------------------------------------------------------------------------
  4,500     USX Corp. MTN                                08/05/02        7.990       4,500,000
----------------------------------------------------------------------------------------------
                                                                                     8,045,661
----------------------------------------------------------------------------------------------
 Technology--0.00%
  2,193     InterAct Systems, Inc. **++(2)               08/01/03       14.000               0
----------------------------------------------------------------------------------------------
 Tobacco--2.13%
  3,000     Philip Morris Cos., Inc.                     01/15/03        7.250       3,058,989
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8  UBS Global Asset Management

All-American Term Trust Inc.
Portfolio of Investments -- July 31, 2002 (unaudited)


Principal
  Amount                                              Maturity      Interest
  (000)                                                Dates          Rates        Value
-------------------------------------------------------------------------------------------
Corporate Bonds--(concluded)
-------------------------------------------------------------------------------------------
 Transportation-Air Freight--4.58%
$ 5,500     Airborne Freight Corp.                    12/15/02        8.875%    $ 5,570,455
-------------------------------------------------------------------------------------------
  1,000     Burlington Northern, Inc.                 08/01/02        7.000       1,000,000
-------------------------------------------------------------------------------------------
                                                                                  6,570,455
-------------------------------------------------------------------------------------------
 Utilities--4.69%
  2,250     Dominion Resources, Inc.                  01/31/03        6.000       2,278,778
-------------------------------------------------------------------------------------------
  2,500     Georgia Power Co.                         01/31/03        5.750       2,544,977
-------------------------------------------------------------------------------------------
  1,890     Niagara Mohawk Power Corp.                10/01/02        7.250       1,903,750
-------------------------------------------------------------------------------------------
                                                                                  6,727,505
-------------------------------------------------------------------------------------------
Total Corporate Bonds
  (cost--$97,811,110)                                                            95,137,490
-------------------------------------------------------------------------------------------
Asset-Backed Securities--8.01%
-------------------------------------------------------------------------------------------
  1,000     AESOP Funding II LLC,
              Series 1997-1A, Class A2 **             10/20/03        6.400       1,004,485
-------------------------------------------------------------------------------------------
  2,282     BMW Vehicle Lease Trust,
              Series 2000-A, Class A3                 05/25/03        6.640       2,303,537
-------------------------------------------------------------------------------------------
  2,000     Carco Auto Loan Master Trust,
              Series 1999-4, Class A                  11/15/04        6.430       2,021,860
-------------------------------------------------------------------------------------------
  3,000     Ford Credit Auto Owner Trust,
              Series 2000-B, Class A5                 04/15/04        7.070       3,031,926
-------------------------------------------------------------------------------------------
  2,455     Ford Credit Auto Owner Trust,
              Series 2000-D, Class A5                 01/15/05        7.150       2,513,947
-------------------------------------------------------------------------------------------
    610     Huntington Auto Trust,
              Series 2000-A, Class A3                 07/15/04        7.330         618,565
-------------------------------------------------------------------------------------------
Total Asset-Backed Securities
  (cost--$11,379,812)                                                            11,494,320
-------------------------------------------------------------------------------------------

Number of
 Shares
-------------------------------------------------------------------------------------------
Common Stocks (a)--0.00%
-------------------------------------------------------------------------------------------
 Commercial Services & Supplies--0.00%
100,500     Waste Systems International, Inc. ++(2)                                       0
-------------------------------------------------------------------------------------------
 Energy--0.00%
 89,505     Orion Refining Corp. ++(2)                                                    0
-------------------------------------------------------------------------------------------
Total Common Stocks
  (cost--$843,625)                                                                        0
-------------------------------------------------------------------------------------------

Number of
Warrants
-------------------------------------------------------------------------------------------
Warrants (a)--0.00%
-------------------------------------------------------------------------------------------
 General Industrial--0.00%
  2,000     Sabreliner Corp. ++(2)
              (cost--$40,000)                                                             0
-------------------------------------------------------------------------------------------


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UBS Global Asset Management                                                    9

All-American Term Trust Inc.

Portfolio of Investments -- July 31, 2002 (unaudited)

Principal
 Amount                                               Maturity      Interest
 (000)                                                  Dates         Rates          Value
--------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency Obligations--10.35%
--------------------------------------------------------------------------------------------
$  7,749    FHLMC Notes                                              1.740 to
                                                        01/30/03     2.300%     $  7,673,605
--------------------------------------------------------------------------------------------
   7,250    FNMA Notes                                  01/10/03 to  1.785 to
                                                        01/23/03     2.450         7,178,043
--------------------------------------------------------------------------------------------
Total Short-Term U.S. Government Agency Obligations
  (cost--$14,851,648)                                                             14,851,648
--------------------------------------------------------------------------------------------
Repurchase Agreement--0.36%
--------------------------------------------------------------------------------------------
     513    Repurchase Agreement dated 07/31/02
              with BNP Paribas, collateralized by
              $525,000 U.S. Treasury Bills, Zero
              Coupon, due 09/05/02 (value--
              $524,123); proceeds: $513,026
              $513,000)                                 08/01/02     1.790           513,000
--------------------------------------------------------------------------------------------
Total Investments (cost--$143,956,735)--98.03%                                   140,606,169
--------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.97%                                       2,832,652
--------------------------------------------------------------------------------------------
Net Assets--100.00%                                                             $143,438,821
--------------------------------------------------------------------------------------------

* Planned amortization class interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principal paydowns outside a designated range. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold only in transactions exempt from registration, normally to qualified institutional buyers.

++  Illiquid securities representing 0.00% of net assets.

(a) Non-income producing securities.

(1) Bond interest is in default.

(2) Security is being fair valued by a management committee under the direction of the board of directors.

ARM Adjustable Rate Mortgage. The interest rate shown is the current rate at July 31, 2002.

MTN Medium Term Note.


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

All-American Term Trust Inc.

Statement of Assets and Liabilities -- July 31, 2002 (unaudited)

Assets:
Investment in securities, at value (cost--$143,956,735)            $140,606,169
--------------------------------------------------------------------------------
Receivable for investments sold                                       1,761,556
--------------------------------------------------------------------------------
Interest receivable                                                   1,526,153
--------------------------------------------------------------------------------
Other assets                                                             15,265
--------------------------------------------------------------------------------
Total assets                                                        143,909,143
--------------------------------------------------------------------------------
Liabilities:
Payable for shares of capital stock repurchased                         179,596
--------------------------------------------------------------------------------
Payable to investment manager and administrator                         110,356
--------------------------------------------------------------------------------
Payable to custodian                                                    107,472
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   72,898
--------------------------------------------------------------------------------
Total liabilities                                                       470,322
--------------------------------------------------------------------------------
Net Assets:
Capital stock--$0.001 par value; 100,000,000 shares authorized;
 11,761,367 shares issued and outstanding                           181,995,737
--------------------------------------------------------------------------------
Undistributed net investment income                                  12,018,508
--------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions          (47,224,858)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (3,350,566)
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $143,438,821
--------------------------------------------------------------------------------
Net asset value per share                                          $      12.20
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

All-American Term Trust Inc.

Statement of Operations

                                                                     For the
                                                                    Six Months
                                                                      Ended
                                                                   July 31, 2002
                                                                    (unaudited)
--------------------------------------------------------------------------------
Investment income:
Interest                                                             $ 4,242,020
--------------------------------------------------------------------------------
Expenses:
Investment management and administration                                 650,751
--------------------------------------------------------------------------------
Custody and accounting                                                    43,383
--------------------------------------------------------------------------------
Reports and notices to shareholders                                       18,555
--------------------------------------------------------------------------------
Professional fees                                                          6,395
--------------------------------------------------------------------------------
Transfer agency fees                                                       6,251
--------------------------------------------------------------------------------
Directors' fees                                                            1,024
--------------------------------------------------------------------------------
Other expenses                                                            25,612
--------------------------------------------------------------------------------
                                                                         751,971
--------------------------------------------------------------------------------
Net investment income                                                  3,490,049
--------------------------------------------------------------------------------
Realized and unrealized losses from investment activities:
Net realized loss from investment transactions                          (915,124)
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments     (1,482,474)
--------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities           (2,397,598)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $ 1,092,451
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

All-American Term Trust Inc.

Statement of Changes in Net Assets

                                                                    For the
                                                                   Six Months       For the
                                                                     Ended         Year Ended
                                                                 July 31, 2002     January 31,
                                                                  (unaudited)         2002
----------------------------------------------------------------------------------------------
From operations:
Net investment income                                            $  3,490,049     $  8,803,697
----------------------------------------------------------------------------------------------
Net realized losses from investment transactions                     (915,124)      (6,662,597)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                       (1,482,474)       2,847,801
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                1,092,451        4,988,901
----------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                              (2,732,990)      (7,349,374)
----------------------------------------------------------------------------------------------
Capital stock transactions:
Cost of shares repurchased                                         (2,370,990)     (11,473,610)
----------------------------------------------------------------------------------------------
Net decrease in net assets                                         (4,011,529)     (13,834,083)
----------------------------------------------------------------------------------------------
Net assets:
Beginning of period                                               147,450,350      161,284,433
----------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $12,018,508 and $11,261,449, respectively)                   $143,438,821     $147,450,350
----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

All-American Term Trust Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

All-American Term Trust Inc. (the "Trust") was incorporated in Maryland on November 19, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Trust's investment objective is to provide a high level of current income, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Trust calculates its net asset value based on the current market value, where available, for its portfolio securities. The Trust normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the investment manager and administrator of the Trust. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Repurchase Agreements--The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

All-American Term Trust Inc.

Notes to Financial Statements (unaudited)

is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Trust may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Reverse Repurchase Agreements--The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by, and under the direction of, the Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Trust's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Trust did not enter into any reverse repurchase agreements during the six months ended July 31, 2002.

Dollar Rolls--The Trust may enter into transactions in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period, the Trust forgoes principal and interest paid on the securities. The Trust is compensated by the interest earned on the cash proceeds on the initial sale and by fee income or a lower repurchase price. The Trust did not enter into any dollar roll transactions during the six months ended July 31, 2002.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


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UBS Global Asset Management                                                   15

All-American Term Trust Inc.

Notes to Financial Statements (unaudited)

Concentration of Risk

The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments, including those particular to a specific issuer, industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

Investment Manager and Administrator, Sub-Advisor

The Board has approved an investment management and administration contract ("Management Contract") with UBS Global AM, under which UBS Global AM serves as investment manager and administrator of the Trust. In accordance with the Management Contract, the Trust pays UBS Global AM an investment management and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Trust's average weekly net assets.

UBS Global AM has entered into a sub-advisory contract ("Sub-Advisory Contract") with Wellington Management Company, LLP ("Wellington") dated February 8, 2001, pursuant to which Wellington serves as the investment sub-advisor for the Trust. Under the Sub-Advisory Contract, UBS Global AM (not the Trust) is obligated to pay Wellington a fee, computed weekly and paid monthly at the annual rate of 0.30% of the first $50 million of the value of the Trust's average weekly net assets, 0.25% of such net assets in excess of $50 million but not in excess of $100 million, and 0.15% of such net assets in excess of $100 million.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 11,761,367 shares outstanding at July 31, 2002. For the six months ended July 31, 2002, the Trust repurchased 195,900 shares of its common stock at an average market price per share of $12.05 and a weighted average discount from net asset value of 1.69%. For the year ended January 31, 2002, the Trust repurchased 936,600 shares of its common stock at an average market price per share of $12.20 and a weighted average discount from net asset value of 2.51%. At July 31, 2002, paid-in-capital has been reduced by the cost of $13,844,600 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the cost of securities owned at July 31, 2002, was substantially the same as the cost of securities for financial statement purposes.


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16                                                   UBS Global Asset Management

All-American Term Trust Inc.

Notes to Financial Statements (unaudited)

At July 31, 2002, the components of net unrealized depreciation of investments were as follows:

Gross depreciation (investments having an excess of cost over value)       $(4,290,836)
--------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)           940,270
--------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                 $(3,350,566)
--------------------------------------------------------------------------------------

For the six months ended July 31, 2002, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $14,384,532 and $34,345,616, respectively.

The Trust intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income tax is required.

At January 31, 2002, the Trust had a net capital loss carryforward of $41,394,881 which will expire upon termination of the Trust on or about December 31, 2002. The loss carryforward is available as a reduction to the extent provided in the regulations, of any net realized capital gains. To the extent that such losses are used to offset future capital gains, such gains will not be distributed. In accordance with U.S. Treasury Regulations, the Trust has elected to defer $4,857,649 of realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on February 1, 2002.

Plan of Termination

At a meeting held on September 11, 2002, the Board of Directors adopted a Plan of Termination (the "Plan") as contemplated when the Trust was first organized. The Plan is intended to accomplish the complete liquidation of the Trust's portfolio and the dissolution of the Trust. Pursuant to the Plan, it is anticipated that the Trust will make a liquidating distribution payable on or about December 31, 2002. The record, ex-dividend and payable dates relating to this distribution will be set and announced in December 2002. The Trust plans to de-list its shares from the New York Stock Exchange effective on or about December 16, 2002. The Trust will make a subsequent announcement concerning the exact date on which the de-listing is to occur. Based on the Trust's net asset value of $12.20 per share as of September 19, 2002, the time remaining until the Trust's termination on or about December 31, 2002, and assuming the continuation of current market conditions, UBS Global AM believes that it is unlikely that the Trust will be able to return the full amount of its $15 initial offering price to shareholders upon its termination.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

All-American Term Trust Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                    For the
                                  Six Months
                                     Ended                         For the Years Ended January 31,
                                 July 31, 2002 ------------------------------------------------------------------
                                  (unaudited)      2002         2001++         2000          1999           1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                         $12.33         $12.51       $13.02       $13.90        $15.09           $14.54
-----------------------------------------------------------------------------------------------------------------
Net investment income                0.30           0.74         0.82         0.99          1.09             1.15
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) from
 investment transactions            (0.20)         (0.35)       (0.66)       (1.00)        (1.29)            0.42
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations               0.10           0.39         0.16        (0.01)        (0.20)            1.57
-----------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income                  (0.23)         (0.59)       (0.71)       (0.87)        (0.99)           (1.02)
-----------------------------------------------------------------------------------------------------------------
Net increase in net asset
 value resulting from
 repurchase of common
 stock                                 --(a)        0.02         0.04           --            --               --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $12.20         $12.33       $12.51       $13.02        $13.90           $15.09
-----------------------------------------------------------------------------------------------------------------
Market value, end of
 period                            $12.10         $12.20       $12.14       $11.88        $13.13           $14.06
-----------------------------------------------------------------------------------------------------------------
Total investment return (1)          1.09%          5.44%        8.53%       (2.99)%        0.31%           18.93%
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data:
Net assets, end of period
 (000's)                         $143,439       $147,450     $161,284     $178,464      $190,498         $206,812
-----------------------------------------------------------------------------------------------------------------
Expenses to average net
 assets                              1.04%*         1.22%        1.54%+       1.45%+        1.09%            1.10%
-----------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                  4.83%*         5.66%        6.40%        7.39%         7.50%            7.81%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                11%            26%         247%**       320%**        337%**           398%**
-----------------------------------------------------------------------------------------------------------------

*   Annualized.

** These ratios include dollar roll transactions. If such transactions were excluded from purchases and sales, the portfolio turnover rates would be 45%, 27%, 70%, and 129% for the fiscal years ended January 31, 2001, 2000, 1999 and 1998, respectively.

+ These ratios include 0.38% and 0.36% related to interest expense for the years ended January 31, 2001 and 2000, respectively, which represents the cost of leverage to the Trust.

++ On October 10, 2000, Wellington Management Company, LLP began serving as the Trust's Sub-Advisor.

(a) Represents less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and distributions at prices obtained under the Trust's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for a period of less than one year.


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18                                                   UBS Global Asset Management

All-American Term Trust Inc.

General Information (unaudited)

The Trust

All-American Term Trust Inc. (the "Trust") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Trust's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Trust will terminate on or about December 31, 2002 and, in conjunction therewith, will liquidate all of its assets and distribute the net proceeds to shareholders. The Trust will be managed in an effort to return the initial offering price of $15.00 per share and will normally be invested in a diversified portfolio of investment grade and high-yield corporate bonds, mortgage-backed securities and triple-A rated zero coupon municipal bonds. The Trust's investment manager and administrator is UBS Global AM, an indirect wholly-owned asset management subsidiary of UBS AG, which had over $72.1 billion in assets under management as of August 31, 2002. Wellington Management Company, LLP, is sub-advisor to the Trust.

Shareholder Information

The Trust's NYSE trading symbol is "AAT". Comparative net asset value and market price information about the Trust is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Trust was held on May 16, 2002. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William
W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

All-American Term Trust Inc.

General Information (unaudited)

                                                            Shares
                                           Shares Voted    Withhold
To vote for or against the election of:        For         Authority
--------------------------------------------------------------------
Margo N. Alexander                          9,524,872        255,026
--------------------------------------------------------------------
Richard Q. Armstrong                        9,526,207        253,691
--------------------------------------------------------------------
David J. Beaubien                           9,525,207        254,691
--------------------------------------------------------------------
E. Garrett Bewkes, Jr.                      9,510,463        269,435
--------------------------------------------------------------------
Richard R. Burt                             9,526,789        253,109
--------------------------------------------------------------------
Meyer Feldberg                              9,524,184        255,714
--------------------------------------------------------------------
George W. Gowen                             9,515,380        264,518
--------------------------------------------------------------------
William W. Hewitt, Jr.                      9,514,723        265,175
--------------------------------------------------------------------
Morton L. Janklow                           9,511,680        268,218
--------------------------------------------------------------------
Frederic V. Malek                           9,522,326        257,572
--------------------------------------------------------------------
Carl W. Schafer                             9,526,030        253,868
--------------------------------------------------------------------
William D. White                            9,521,634        258,264
--------------------------------------------------------------------

(Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals)

Dividend Reinvestment Plan

The Trust's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the nature of UBS PaineWebber Inc., or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time. Changes in elections must be made in writing to the Trust's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   20

All-American Term Trust Inc.

General Information (unaudited)

Dividend Reinvestment Plan (concluded)

result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Trust will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Trust. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distribution.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan with respect to any dividend or other distributions if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent, by at least 30 days' written notice to all Plan participants. Shareholders who have not surrendered their share certificates, by the final liquidation date, on or about December 31, 2002, will only receive payment for their shares held in the Dividend Reinvestment Plan. Payment will be withheld on the certificate shares, in a non-interest bearing account, until the certificates are received by PFPC Inc., the transfer agent. Do not return your stock certificates at this time. A letter of transmittal with mailing instructions, to be accompanied with your stock certificates, will be mailed to you in October. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-381-1710.


--------------------------------------------------------------------------------
21                                                   UBS Global Asset Management

Directors

E. Garrett Bewkes, Jr.   George W. Gowen
Chairman
                         William W. Hewitt, Jr.
Margo N. Alexander
                         Morton L. Janklow
Richard Q. Armstrong
                         Frederic V. Malek
David J. Beaubien
                         Carl W. Schafer
Richard R. Burt
                         William D. White
Meyer Feldberg


Principal Officers

Brian M. Storms               Paul H. Schubert
President                     Vice President and Treasurer

Amy R. Doberman
Vice President and Secretary


Investment Manager and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


Sub-Advisor

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109-1809


This report is sent to the shareholders of the Trust for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Trust or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Trust without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with the Section 23(c) of the Investment Company Act of 1940 that from time to time the Trust may purchase shares of its common stock in the open market at market prices.

--------------------------------------------------------------------------------
UBS Global Asset Management

[UBS Global Asset Management Inc. logo]

   UBS Global Asset Management (US) Inc.
   51 West 52nd Street
   New York, NY 10019-6114